Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Communication Services (6.6%)
	Alphabet Inc. Class A	9,472,890	3,385,327
	Alphabet Inc. Class C	2,477,408	875,343
*,1	Baidu Inc. ADR	6,496,161	742,446
	Walt Disney Co.	5,212,650	501,718
*	Netflix Inc.	2,851,870	203,623
	Meta Platforms Inc. Class A	357,750	201,517
	Universal Music Group NV	8,276,318	173,385
*	Spotify Technology SA	278,035	127,654
*	Live Nation Entertainment Inc.	457,260	83,729
	T-Mobile US Inc.	313,310	52,551
	Nintendo Co. Ltd.	17,100	719
			6,348,012
Consumer Discretionary (9.7%)
*	Amazon.com Inc.	8,261,450	1,969,034
*	Tesla Inc.	4,312,200	1,813,711
	Ross Stores Inc.	6,687,770	1,423,492
	Alibaba Group Holding Ltd. ADR	11,213,317	1,076,254
	TJX Cos. Inc.	5,848,000	885,972
	Sony Group Corp. ADR	36,564,487	733,484
	Royal Caribbean Cruises Ltd.	1,315,800	417,806
*,2	Mattel Inc.	21,243,778	294,864
*	Burlington Stores Inc.	434,800	137,745
	eBay Inc.	1,037,550	115,946
*	Flutter Entertainment plc	1,074,975	109,830
	Whirlpool Corp.	2,556,832	100,790
*	Viking Holdings Ltd.	727,573	76,155
	Carnival Corp. Ltd.	1,922,565	54,928
	NIKE Inc. Class B	1,158,900	47,573
	Marriott International Inc. Class A	96,500	35,762
	Newell Brands Inc.	3,400,000	20,876
*	Ulta Beauty Inc.	21,000	9,470
	Bath & Body Works Inc.	281,400	6,509
	Dick's Sporting Goods Inc.	24,500	5,557
			9,335,758
Consumer Staples (1.0%)
*,1	Dollar Tree Inc.	2,321,200	280,749
*	US Foods Holding Corp.	2,729,700	279,112
	Sysco Corp.	2,604,533	217,687
	Philip Morris International Inc.	533,500	96,515
	Altria Group Inc.	162,100	11,663
	Walmart Inc.	84,600	9,582
	Tyson Foods Inc. Class A	128,000	7,328
	Coca-Cola Co.	30,700	2,495
			905,131
Energy (1.1%)
	ConocoPhillips	6,780,074	704,856
	Chevron Corp.	1,327,637	220,069
	EOG Resources Inc.	731,200	94,859
*	Transocean Ltd. (XNYS)	2,450,000	11,981
	SLB Ltd.	131,400	6,109
	Exxon Mobil Corp.	41,035	5,610
			1,043,484
Financials (6.2%)
	Charles Schwab Corp.	15,523,890	1,432,389
	Visa Inc. Class A (XNYS)	2,718,400	932,656
	JPMorgan Chase & Co. (XYNS)	2,295,400	751,353
	Raymond James Financial Inc.	3,963,484	602,568
	Wells Fargo & Co.	4,468,857	369,306

		Shares	Market Value ($000)
	Northern Trust Corp.	1,870,000	325,081
	Marsh & McLennan Cos. Inc.	1,539,500	256,588
	Mastercard Inc. Class A	463,400	238,002
	PayPal Holdings Inc. (XNGS)	5,338,900	230,534
	Bank of New York Mellon Corp.	1,542,700	223,090
	Citigroup Inc. (XNYS)	1,561,200	218,506
	CME Group Inc.	848,868	187,456
	Progressive Corp.	582,570	127,262
	Bank of America Corp. (XNYS)	1,459,932	83,187
	Sony Financial Group Inc. ADR	3,643,440	15,813
			5,993,791
Health Care (20.3%)
	Eli Lilly & Co.	5,414,035	6,493,756
	AstraZeneca plc ADR	11,923,074	2,260,853
*,2	Biogen Inc.	8,359,880	1,806,236
	Amgen Inc.	4,349,446	1,575,021
*	Boston Scientific Corp.	30,883,039	1,318,088
	GSK plc ADR	18,172,650	952,610
	Bristol-Myers Squibb Co.	14,293,460	823,589
*	BeOne Medicines Ltd. ADR	2,347,622	669,002
	Novartis AG ADR	4,252,875	666,511
	Thermo Fisher Scientific Inc.	1,226,819	615,078
*	Elanco Animal Health Inc. (XNYS)	17,751,139	436,856
*	BioMarin Pharmaceutical Inc.	4,969,450	284,352
	Roche Holding AG	656,905	270,045
	Danaher Corp.	1,375,814	262,065
	CVS Health Corp.	1,721,250	178,063
	Stryker Corp.	550,852	173,430
*	Edwards Lifesciences Corp.	1,722,779	155,843
	Zimmer Biomet Holdings Inc.	1,786,830	153,828
*	Illumina Inc.	579,250	101,850
	Agilent Technologies Inc.	662,096	87,946
[1]	Alcon AG	882,283	59,201
	Abbott Laboratories	583,670	52,962
	UnitedHealth Group Inc.	112,683	46,834
[3]	Siemens Healthineers AG	720,800	28,113
	McKesson Corp.	16,940	12,800
	Sandoz Group AG	106,200	9,596
*	Waters Corp.	1,307	490
			19,495,018
Industrials (12.8%)
	Siemens AG (Registered)	5,609,058	1,803,351
	FedEx Corp.	5,232,158	1,638,346
[2]	Southwest Airlines Co.	26,361,018	1,355,483
*	United Airlines Holdings Inc.	8,904,603	1,210,937
	Delta Air Lines Inc.	9,431,070	883,314
	Caterpillar Inc. (XNYS)	735,970	783,734
*	American Airlines Group Inc.	29,644,813	535,682
*	Fedex Freight Holding Co. Inc.	2,616,079	395,028
	Airbus SE	1,522,974	338,849
	IDEX Corp.	1,429,211	324,359
	TransDigm Group Inc.	241,750	322,021
	Booz Allen Hamilton Holding Corp.	4,591,702	278,579
	Norfolk Southern Corp.	842,278	264,972
	Carrier Global Corp.	2,965,217	217,499
	Union Pacific Corp.	727,700	197,934
*	Boeing Co.	749,350	162,212
	United Parcel Service Inc. Class B (XNYS)	1,444,970	155,334
*	Alaska Air Group Inc.	2,857,980	149,186
	AMETEK Inc.	539,997	130,647
	Otis Worldwide Corp.	1,811,000	129,668
	JB Hunt Transport Services Inc.	411,200	119,014
	General Dynamics Corp.	292,840	103,736
	WillScot Holdings Corp.	3,554,500	102,583
	nVent Electric plc	573,850	97,331
	Rockwell Automation Inc.	163,610	81,000
	Textron Inc.	794,000	72,834
	RTX Corp.	370,600	70,314
	CSX Corp.	1,412,100	67,117

		Shares	Market Value ($000)
	Waste Management Inc.	249,500	55,608
	Honeywell International Inc.	198,650	44,478
*	Honeywell Aerospace Inc.	198,650	43,917
	Deere & Co.	62,220	39,468
	Ryanair Holdings plc ADR	602,522	39,013
	L3Harris Technologies Inc.	119,100	34,609
*	Lyft Inc. Class A	1,800,000	26,298
*	Uber Technologies Inc.	82,300	5,939
			12,280,394
Information Technology (39.7%)
	Micron Technology Inc.	11,237,363	12,971,176
*	Intel Corp.	46,770,018	6,530,498
	KLA Corp.	12,204,230	3,682,138
	NVIDIA Corp.	11,183,500	2,237,707
	Texas Instruments Inc.	5,971,455	1,779,912
	Microsoft Corp.	4,295,330	1,602,244
	Analog Devices Inc.	2,241,510	890,261
	NetApp Inc. (XNGS)	5,242,031	811,257
*	Adobe Inc.	3,409,557	699,027
	Oracle Corp.	4,005,350	586,984
	Marvell Technology Inc.	1,957,139	583,012
	Infineon Technologies AG	4,934,490	464,838
	Cisco Systems Inc.	3,833,379	450,269
	Apple Inc.	1,389,200	401,979
	Corning Inc.	1,555,400	397,296
	Hewlett Packard Enterprise Co.	8,692,612	392,124
*	Advanced Micro Devices Inc.	614,750	357,114
	HP Inc.	16,017,386	351,421
[1]	Telefonaktiebolaget LM Ericsson ADR	29,824,890	332,548
	Entegris Inc.	1,822,991	327,883
*	Fair Isaac Corp.	240,510	287,357
	Applied Materials Inc.	386,596	279,509
*	Synopsys Inc.	619,600	276,385
*	Palo Alto Networks Inc.	589,790	201,130
	Intuit Inc.	767,150	200,226
	Western Digital Corp.	302,000	192,893
	Jabil Inc.	424,500	163,636
	Broadcom Inc.	376,918	142,381
*	Okta Inc.	889,235	121,336
	Dell Technologies Inc. Class C	271,270	117,042
	Qnity Electronics Inc.	676,658	110,505
*	Autodesk Inc.	414,200	80,529
*	Keysight Technologies Inc.	177,900	62,277
	Salesforce Inc.	120,000	18,799
	QUALCOMM Inc.	100,000	18,479
[1]	SAP SE ADR	82,500	12,714
*	Gartner Inc.	97,400	12,625
	Teradyne Inc.	16,500	7,983
*	Arista Networks Inc.	16,000	2,718
			38,158,212
Materials (1.0%)
	Linde plc	682,200	354,021
*	Glencore plc	34,963,990	238,399
	Albemarle Corp.	1,561,094	210,795
	Corteva Inc.	851,250	72,093
	Dow Inc.	1,855,479	50,766
	DuPont de Nemours Inc.	350,216	47,503
	Freeport-McMoRan Inc.	70,000	4,402
			977,979
Real Estate (0.1%)
	Welltower Inc.	290,681	65,976
Utilities (0.0%)
	Xcel Energy Inc.	264,000	21,199
Total Common Stocks (Cost $26,718,172)			94,624,954

		Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,603,191)	16,034,651	1,603,305
Total Investments (100.2%) (Cost $28,321,363)			96,228,259
Other Assets and Liabilities—Net (-0.2%)			(149,350)
Net Assets (100%)			96,078,909
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $180,587.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $28,113, representing 0.0% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $189,340 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	91,297,659	3,327,295	—	94,624,954
Temporary Cash Investments	1,603,305	—	—	1,603,305
Total	92,900,964	3,327,295	—	96,228,259

D. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Biogen Inc.	1,184,066	—	14,057	10,845	625,382	—	—	1,806,236
Mattel Inc.	372,767	—	16,823	(1,771)	(59,309)	—	—	294,864
Southwest Airlines Co.	NA1	61,961	10,846	3,884	494,665	9,055	—	1,355,483
Vanguard Market Liquidity Fund	1,019,452	NA2	NA2	93	(176)	25,711	—	1,603,305
Whirlpool Corp.	232,990	—	29,244	(34,326)	(68,630)	4,656	—	NA3
Total	2,809,275	61,961	70,970	(21,275)	991,932	39,422	—	5,059,888

1	Not applicable—at September 30, 2025, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
3	Not applicable—at June 30, 2026, the security was still held, but the issuer was no longer an affiliated company of the fund.